Leases - Supplemental Information (Details)	Dec. 31, 2022	Dec. 31, 2021
Leases [Abstract]
Weighted average remaining lease term (years)	12 years 8 months 12 days	3 years 6 months
Weighted average discount rate	7.50%	7.50%